Financial assets and liabilities	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Financial assets and liabilities
Note 17. Financial assets and liabilities
17.1 Borrowings

	As of December 31, 2025	As of December 31, 2024
Noncurrent
Borrowings	2,803,982	1,402,343

Total noncurrent	2,803,982	1,402,343

Current
Borrowings	350,095	46,224

Total current	350,095	46,224

Total Borrowings	3,154,077	1,448,567

Below are the maturity dates of Company borrowings (excluding lease liabilities) and their exposure to interest rates:

	As of December 31, 2025	As of December 31, 2024
Fixed interest
Less than 1 year	322,766	45,381
From 1 to 2 years	348,369	185,356
From 2 to 5 years	392,044	404,395
Over 5 years	1,666,879	787,592

Total	2,730,058	1,422,724
Variable interest
Less than 1 year	27,329	843
From 1 to 2 years	105,677	25,000
From 2 to 5 years	291,013	—
Over 5 years	—	—

Total	424,019	25,843

Total Borrowings	3,154,077	1,448,567

See Note 17.5.2 for information on the fair value of the borrowings.

The carrying amounts of Vista Argentina’s and Vista Lach’s borrowings as of December 31, 2025 and 2024 are as follows:
i)
Loans:

Company	Execution date	Currency		Principal	Interest	Annual rate		Maturity date	As of December 31, 2025		As of December 31, 2024
Santander International	January, 2021	USD		11,700	Fixed	1.80%		January, 2026	68	(1)	68	(1)
Santander International	July, 2021	USD		43,500	Fixed	2.05%		July, 2026	77	(1)	79	(1)
Santander International	January, 2022	USD		13,500	Fixed	2.45%		January, 2027	28	(1)	28	(1)
ConocoPhillips Company	January, 2022	USD		25,000	Variable	SOFR + 2.01	(2) %	September, 2026	25,734		25,843
Citibank N.A.	April, 2024	USD-linked	(3)	20,000	Fixed	5.00%		April, 2026	20,108	(4)	20,009
Banco Patagonia S.A.	July, 2024	USD		548	Fixed	11.00%		January, 2025	—		144
Citibank N.A.	January, 2025	USD-linked	(3)	25,000	Fixed	5.00%		April, 2026	25,160	(4)	—
Citibank N.A.	May, 2025	USD-linked	(3)	40,000	Fixed	5.00%		May, 2027	40,143	(4)	—
Citibank N.A.	June, 2025	USD-linked	(3)	10,000	Fixed	5.00%		May, 2027	10,037	(4)	—
Banco de Galicia y Buenos Aires S.A.U.	July, 2025	USD		100,000	Fixed	8.80%		July, 2030	100,927	(4)	—
Industrial and Commercial Bank of China S.A.U.	July, 2025	USD		50,000	Variable	SOFR + 4.00	(2) %	July, 2030	50,255	(4)	—
Itaú Unibanco S.A., Nassau Branch	July, 2025	USD		250,000	Variable	SOFR + 4.50	(2) %	July, 2030	246,931	(4)	—
Industrial and Commercial Bank of China S.A.U.	July, 2025	USD		100,000	Variable	SOFR + 4.00	(2) %	July, 2030	101,099	(4)	—
BBVA Argentina S.A.	December, 2025	USD		40,000	Fixed	3.50%		April, 2026	40,008		—

						Vista Argentina’s loans			660,575		46,171

Banco de Galicia y Buenos Aires S.A.U.	March, 2025	USD		30,000	Fixed	7.60%		March, 2026	31,836		—
Banco de Galicia y Buenos Aires S.A.U.	May, 2025	USD		30,000	Fixed	6.25%		January, 2026	410		—
Banco de Galicia y Buenos Aires S.A.U.	June, 2025	USD		20,000	Fixed	8.00%		January, 2026	20,912		—

						Vista Lach’s loans			53,158		—

						Total loans			713,733		46,171

ii)	Corporate bond (“ON” by Spanish acronym) issued by Vista Argentina, under the name “ Programa de Notas ” approved by National Securities Commission in Argentina (“CNV” by its Spanish acronym).:

Instrument	Execution date	Currency	Principal	Interest	Annual rate	Maturity date	As of December 31, 2025		As of December 31, 2024
ON XII	August, 2021	USD-linked (3)	100,769	Fixed	5.85%	August, 2031	87,233		97,467
ON XV	December, 2022	USD	13,500	Fixed	4.00%	January, 2025	—		13,539
ON XVI	December, 2022	USD-linked (3)	104,236	Fixed	0.00%	June, 2026	104,151		103,954
ON XVII	December, 2022	USD-linked (3)	39,118	Fixed	0.00%	December, 2026	39,064		37,805	(5)
ON XVIII	March, 2023	USD-linked (3)	118,542	Fixed	0.00%	March, 2027	118,319		115,657	(5)
ON XIX	March, 2023	USD-linked (3)	16,458	Fixed	1.00%	March, 2028	16,432		16,414
ON XX	June, 2023	USD	13,500	Fixed	4.50%	July, 2025	—		13,477
ON XXI	August, 2023	USD-linked (3)	70,000	Fixed	0.99%	August, 2028	69,899		67,170	(5)
ON XXII	December, 2023	USD	14,669	Fixed	5.00%	June, 2026	14,726		14,657
ON XXIII	March, 2024	USD	92,203	Fixed	6.50%	March, 2027	73,463	(5)	73,291	(5)
ON XXIV	May, 2024	USD	46,562	Fixed	8.00%	May, 2029	46,942		46,860
ON XXV	July, 2024	USD-linked (3)	53,195	Fixed	3.00%	July, 2028	53,239		53,111
ON XXVI	October, 2024	USD	150,000	Fixed	7.65%	October, 2031	151,747		151,573
ON XXVII	December, 2024	USD	600,000	Fixed	7.63%	December, 2035	597,954	(4)	597,421	(4)
ON XXVIII	March, 2025	USD	92,414	Fixed	7.50%	March, 2030	94,038		—
ON XXIX	June, 2025	USD	900,000	Fixed	8.50%	June, 2033	899,341	(4)	—
ON XXX	October, 2025	USD	73,256	Fixed	6.00%	April, 2027	73,796		—

						Total ONs	2,440,344		1,402,396

					Total Borrowings		3,154,077		1,448,567

(1)	As of December 31, 2025 and 2024, it includes 24,350 of collateralized capital.
(2)	Secured Overnight Financing Rate (“SOFR”).
(3)	Subscribed in USD, payable in ARS at the exchange rate applicable on maturity date.
(4)
Includes the Company’s obligation to comply with certain financial ratios and debt service coverage requirements (the “covenants”).
Non-compliance
with these covenants could restrict the ability of the Company and its subsidiaries to, among other things, pay dividends, provide guarantees, incur additional indebtedness, or dispose of material assets.

As of December 31, 2025, the Company was in compliance with all financial covenants and other commitments associated with such borrowings and ON.
(5)
As of December 31, 2025, the carrying amount of ON XXIII include 20,000 ONs repurchased by the Company, and as of December 31, 2024, the carrying amounts of ONs XVII; XVIII; XXI and XXIII include 1,200; 2,500; 2,650 and 20,000, respectively, of ONs repurchased by the Company.

See Note 34 for information on subsequent borrowings events.
Under the aforementioned program, Vista Argentina may list ON in Argentina for a total principal up to 3,000,000 or its equivalent in other currencies at any time.

17.2 Changes in liabilities from financing activities
Changes in the borrowings were as follows:

	As of December 31, 2025	As of December 31, 2024
Amounts at beginning of year	1,448,567	616,055
Proceeds from borrowings	2,838,173	1,320,897
Incorporation through Business Combination (Note 32)	50,505	—
Payment of borrowings principal	(1,173,623)	(470,351)
Payment of borrowings interest	(148,310)	(53,897)
Payment of borrowings cost	(17,935)	(7,631)
Borrowings interest (1) (Note 10.2)	163,356	62,499
Amortized cost (1) (Note 10.3)	7,880	1,649
Changes in foreign exchange rate (1)	(14,536)	(20,654)

Amounts at end of year	3,154,077	1,448,567

(1)	These transactions did not generate cash flows.
17.3 Warrants
In the Initial Public Offering (“IPO”), the Company placed 65,000,000 warrants to purchase a third of Series A ordinary shares at an exercise price of 11.50 USD/share, which they expired on April 4, 2023, or earlier if the closing price of a Series A share is equal to or higher than the price equal to USD 18.00, and the Company opts for the early termination of the exercise term.
Should the Company opt for the early termination, it will be entitled to declare that Series A warrants will be exercised “with no payment in cash.” Should the Company opt for the exercise with no payment in cash, the holders of Series A warrants that choose to exercise the option should deliver and receive a variable number of Series A shares resulting from the formula established in the deed of issue of warrants that captures the average of the equivalent in USD of the closing price of Series A shares during a
10-day
period.
Almost at the same time, the Company’s promoters purchased 29,680,000 warrants to purchase a third of Series A ordinary shares at an exercise price of 11.50 USD/share (the “warrants”) for 14,840 in a private placement made at the same time as the IPO closing in Mexico.
The warrants exercise period began on August 15, 2018.
On February 13, 2019, the Company completed the sale of 5,000,000 warrants for the purchase of a third of Series A ordinary shares in agreement with the forward purchase agreement and certain subscription commitment at an exercise price of 11.50 USD/share (the “warrants”).
On October 4, 2022, through the meeting of holders of the Warrants issued by the Company (identified with the ticker symbol “VTW408A-EC001” - the “Warrants”), approved a cashless exercise mechanism that entitles the holders to obtain 1 Series A share representative of the capital stock of the Company for each 31 Warrants owned.
In this way, for the year ended December 31, 2023, all of the Warrants were exercised, resulting in the issuance of 1,176,811 Series A shares with no nominal value, for a total amount of 32,144. As of December 31, 2025, and 2024, the amount resulting from the aforementioned exchange is presented in the consolidated statement of financial position under the heading “Other equity instruments”.
As of the date of these consolidated financial statements, there are no optional stocks pending to be exercised or outstanding.

17.4 Financial instruments by category
The following chart includes the financial instruments broken down by category:

As of December 31, 2025	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value	Total financial assets / liabilities
Assets
Plan assets (Note 23)	—	1,865	1,865
Trade and other receivables (Note 16)	130	—	130

Total noncurrent financial assets	130	1,865	1,995

Cash, bank balances and other short-term investments (Note 20)	90,414	109,433	199,847
Trade and other receivables (Note 16)	200,856	—	200,856

Total current financial assets	291,270	109,433	400,703

Liabilities
Borrowings (Note 17.1)	2,803,982	—	2,803,982
Trade and other payables (Note 26)	292,236	—	292,236
Lease liabilities (Note 14)	88,451	—	88,451

Total noncurrent financial liabilities	3,184,669	—	3,184,669

Borrowings (Note 17.1)	350,095	—	350,095
Trade and other payables (Note 26)	419,130	—	419,130
Lease liabilities (Note 14)	55,452	—	55,452

Total current financial liabilities	824,677	—	824,677

As of December 31, 2024	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value	Total financial assets / liabilities
Assets
Trade and other receivables (Note 16)	1,654	—	1,654

Total noncurrent financial assets	1,654	—	1,654

Cash, bank balances and other short-term investments (Note 20)	119,841	124,065	243,906
Trade and other receivables (Note 16)	121,099	—	121,099

Total current financial assets	240,940	124,065	365,005

Liabilities
Borrowings (Note 17.1)	1,402,343	—	1,402,343
Lease liabilities (Note 14)	37,638	—	37,638

Total noncurrent financial liabilities	1,439,981	—	1,439,981

Borrowings (Note 17.1)	46,224	—	46,224
Trade and other payables (Note 26)	487,186	—	487,186
Lease liabilities (Note 14)	58,022	—	58,022

Total current financial liabilities	591,432	—	591,432

Below are income, expenses, profit, or loss from each financial instrument broken down by category:

For the year ended December 31, 2025	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value	Total financial assets / liabilities
Interest income (Note 10.1)	10,594	—	10,594
Interest expense (Note 10.2)	(163,356)	—	(163,356)
Amortized cost (Note 10.3)	(7,880)	—	(7,880)
Net changes in foreign exchange rate (Note 10.3)	(144)	—	(144)
Discount of assets and liabilities at present value (Note 10.3)	(23,652)	—	(23,652)
Changes in the fair value of financial assets (Note 10.3)	—	18,471	18,471
Interest expense on lease liabilities (Note 10.3)	(3,320)	—	(3,320)
Discount for well plugging and abandonment (Note 10.3)	(2,434)	—	(2,434)
Other taxes interests (Note 10.3)	(55,101)	—	(55,101)
Other (Note 10.3)	(14,123)	—	(14,123)

Total	(259,416)	18,471	(240,945)

For the year ended December 31, 2024	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value	Total financial assets / liabilities
Interest income (Note 10.1)	4,535	—	4,535
Interest expense (Note 10.2)	(62,499)	—	(62,499)
Amortized cost (Note 10.3)	(1,649)	—	(1,649)
Net changes in foreign exchange rate (Note 10.3)	(453)	—	(453)
Discount of assets and liabilities at present value (Note 10.3)	933	—	933
Changes in the fair value of financial assets (Note 10.3)	—	14,120	14,120
Interest expense on lease liabilities (Note 10.3)	(3,093)	—	(3,093)
Discount for well plugging and abandonment (Note 10.3)	(1,312)	—	(1,312)
Other (Note 10.3)	14,855	—	14,855

Total	(48,683)	14,120	(34,563)

For the year ended December 31, 2023	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value	Total financial assets / liabilities
Interest income (Note 10.1)	1,235	—	1,235
Interest expense (Note 10.2)	(21,879)	—	(21,879)
Amortized cost (Note 10.3)	(1,810)	—	(1,810)
Net changes in foreign exchange rate (Note 10.3)	18,458	—	18,458
Discount of assets and liabilities at present value (Note 10.3)	2,137	—	2,137
Changes in the fair value of financial assets (Note 10.3)	—	19,437	19,437
Interest expense on lease liabilities (Note 10.3)	(2,894)	—	(2,894)
Discount for well plugging and abandonment (Note 10.3)	(2,387)	—	(2,387)
Remeasurement in borrowings (Note 10.3)	(72,044)	—	(72,044)
Other (Note 10.3)	(26,381)	—	(26,381)

Total	(105,565)	19,437	(86,128)

17.5 Fair value
This note includes information on the Company’s method for assessing the fair value of its financial assets and liabilities.
17.5.1 Fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis
The Company classifies the measurements at fair value of financial instruments using a fair value hierarchy, which shows the relevance of the variables applied to carry out these measurements. The fair value hierarchy has the following levels:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

•	Level 2: data other than the quoted prices included in Level 1 that are observable for assets or liabilities, either directly (that is prices) or indirectly (that is derived from prices);

•	Level 3: data on the asset or liability that are based on information that cannot be observed in the market (that is, non-observable data).
The following chart shows the Company’s financial assets measured at fair value as of December 31, 2025 and 2024:

As of December 31, 2025	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Plan assets	1,865	—	—	1,865

Short-term investments	109,433	—	—	109,433

Total assets	111,298	—	—	111,298

As of December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Short-term investments	124,065	—	—	124,065

Total assets	124,065	—	—	124,065

The value of financial instruments traded in active markets is based on quoted market prices as of the date of these accompanying consolidated financial statements. A market is considered active when quoted prices are available regularly through a stock exchange, a broker, a specific sector entity or regulatory agency, and these prices reflect regular and current market transactions between parties at arm’s length. The quoted market price used for financial assets held by the Company is the current offer price. These instruments are included in Level 1.
For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. These valuation techniques maximize the use of observable market data, when available, and minimize the use of Company’s specific estimates. Should all significant variables used to establish the fair value of a financial instrument be observable, the instrument is included in Level 2.
Should one or more variables used in determining the fair value not be observable in the market, the financial instrument is included in Level 3.
There were no transfers between Level 1, Level 2 and Level 3 from December 31, 2024, through December 31, 2025.

17.5.2 Fair value of financial assets and liabilities that are not measured at fair value (but require fair value disclosures)
Except for the information included in the following chart, the Company considers that the carrying amounts of financial assets and liabilities recognized in the consolidated financial statements approximate to its fair values, as explained in the related notes.

As of December 31, 2025	Carrying amount	Fair value	Level
Liabilities
Borrowings	3,154,077	3,181,115	2

Total liabilities	3,154,077	3,181,115

As of December 31, 2024	Carrying amount	Fair value	Level
Liabilities
Borrowings	1,448,567	1,391,352	2

Total liabilities	1,448,567	1,391,352

17.6 Risk management objectives and policies concerning financial instruments
17.6.1 Financial risk factors
The Company’s activities are exposed to several financial risks: market risk (including exchange rate risk, price risk and interest rate risk), credit risk and liquidity risk.
Financial risk management is included in the Company’s global policies, and it adopts a comprehensive risk management policy focused on tracking risks affecting the entire Company. This strategy aims at striking a balance between profitability targets and risk exposure levels. Financial risks are derived from the financial instruments to which the Company is exposed during period or as of every year.
The Company’s financial department controls financial risk by identifying, assessing and covering financial risks. The risk management systems and policies are reviewed regularly to show the changes in market conditions and the Company’s activities. This section includes a description of the main risks and uncertainties, which may adversely affect the Company’s strategy, performance, operational results and financial position.
17.6.1.1 Market risk
(i)
Exchange rate risk
The Company’s financial position and results of operations are sensitive to exchange rate changes between USD and ARS. As of December 31, 2025 and 2024, the Company performed foreign exchange currency transactions and the impact in the results of the year is recognized in the consolidated statement of profit or loss “Other financial income (expense)”.
Most Company revenues are denominated in USD, or the changes in sales follow the changes in USD listed price.
During the years ended December 31, 2025 and 2024, ARS depreciated by about 41% and 28%, respectively.
The following chart shows the sensitivity to a modification in the exchange rate of ARS to USD while maintaining the remainder variables constant. Impact on profit before taxes is related to changes in the fair value of monetary assets and liabilities denominated in currencies other than the USD, the Company’s functional currency. The Company’s exposure to changes in foreign exchange rates for the remainder currencies is immaterial.

	As of December 31, 2025	As of December 31, 2024
Changes in exchange rate	+/- 10%	+/- 10%
Effect on profit or loss before income taxes	8,169 / (8,169)	38,108 / (38,108)
Effect on equity before income taxes	8,169 / (8,169)	38,108 / (38,108)

Inflation in Argentina
As of December 31, 2025, and 2024, the
3-year
cumulative inflation rate stood at about 792% and 1,219%, respectively.
For the years ended December 31, 2025 and 2024, the inflation rate was 31.5% and 117.8%, respectively.
(i)
Price risk
The Company’s investments in financial assets classified “at fair value through profit or loss” are sensitive to the risk of changes in market prices derived from uncertainties on the future value of these financial assets.
The Company estimates that provided that the remainder variables remain constant, a revaluation (devaluation) of market price will give rise to the following increase (decrease) in profit (loss) for the year before taxes:

	As of December 31, 2025	As of December 31, 2024
Changes in Argentine government bonds	+/- 10%	+/- 10%
Effect on profit before income tax	666 / (666)	869 / (869)
Changes in mutual funds	+/- 10%	+/- 10%
Effect on profit before income tax	10,277/ (10,277)	11,537/ (11,537)
(iii)
Interest rate risk
The purpose of interest rate risk management is to minimize finance costs and limit the Company’s exposure to interest rate increases.
Variable-rate indebtedness exposes the Company’s cash flows to interest rate risk due to potential volatility. Fixed-rate indebtedness exposes the Company to interest rate risk on the fair value of its liabilities as they could be considerably higher than variable rates. As of December 31, 2025 and 2024, about 13% and 2% of indebtedness was subject to variable interest rates, respectively.
For the years ended December 31, 2025 and 2024 the average interest rate for borrowings in ARS was 38.08% and 41.98%, respectively.
For the years ended December 31, 2025 and 2024 the variable interest rate of borrowings denominated in USD stood at 7.97% and 7.42%, respectively.
The Company expects to lessen its interest rate exposure by analyzing and assessing (i) the different sources of liquidity available in domestic and international financial and capital markets (if available); (ii) alternative (fixed or variable) interest rates, currencies and contractual terms available for companies in a sector, industry and risk similar to the Company’s; and (iii) the availability, access and cost of interest rate hedge contracts. Hence, the Company assesses the impact on profit or loss of each strategy on the obligations that represent the main positions to the main interest-bearing positions.
The Company considers that the risk of an increase in interest rates is low; therefore, it does not expect substantial debt risk.
For the years ended December 31, 2025 and 2024, the Company did not use derivative financial instruments to mitigate interest rate risks.
17.6.1.2 Credit risk
The Company establishes credit limits according to Management definitions based on internal or external ratings. It performs ongoing credit assessments on the customers’ financial capacity, which minimizes the potential risk of doubtful accounts. The customer’s credit risk is managed according to the Company’s procedures and controls. Pending accounts receivable are monitored on a regular basis.

Credit risk represents the exposure to potential losses from customer noncompliance with the obligations assumed. This risk is mainly derived from economic and financial factors.
The Company established a reserve for expected credit losses that represents the best estimate of potential losses related to trade and other receivables.
The Company has the following credit risk concentration with respect to its interest in all receivables as of December 31, 2025, and 2024, and revenue per year.

	As of December 31, 2025	As of December 31, 2024
Percentages to total trade receivables:
Customers
Chevron Products Company	29%	-%
ENAP Refinerías S.A.	22%	28%
Trafigura	16%	-%
Raizen Argentina S.A.U.	12%	28%
Pemex	-%	15%

	For the year ended December 31, 2025	For the year ended December 31, 2024
Percentages to revenue from contracts with customers per product:
Crude oil
ENAP Refinerías S.A.	21%	15%
Raizen Argentina S.A.U.	15%	25%
Trafigura	15%	20%
Trafigura Pte LTD	15%	19%
Natural gas
Compañía Administradora del Mercado Mayorista Eléctrico S.A	25%	13%
Cinergia Chile S.p.a	14%	28%
No other individual customer has an interest in total trade receivables or revenue exceeding 10% for the years reported.
The Company keeps no securities as insurance. It assesses risk concentration with respect to trade and other receivables as high because its customers are concentrated as detailed below.
Below is the information on the credit risk exposure of the Company’s trade receivables (Note 16):

As of December 31, 2025	To fall due	Less than 90 days	More than 90 days	Total
Gross amount at default of oil, gas and GLP accounts receivable	183,186	3,217	70	186,473
Expected credit losses	—	—	(70)	(70)

Net amount at default of oil, gas and GLP accounts receivable				186,403

As of December 31, 2024	To fall due	Less than 90 days	More than 90 days	Total
Gross amount at default of oil, gas and GLP accounts receivable	74,391	2,960	41	77,392
Expected credit losses	—	—	(41)	(41)

Net amount at default of oil, gas and GLP accounts receivable				77,351

The credit risk of mutual funds and other financial investments is limited since the counterparties are banks with high credit ratings. If there are no independent risk ratings, the risk control area assesses the customer’s solvency based on prior experiences and other factors.
17.6.1.3 Liquidity risk
Liquidity risk is related to the Company’s capacity to finance its commitments and carry out its business plans with stable financial sources, indebtedness level and the maturity profile of the financial payable. The Company’s Finance department makes cash flow projections.
The Company supervises the updated projections on liquidity requirements to ensure the sufficiency of cash and liquid financial instruments to meet operating needs. These projections consider the plans to finance if applicable, external regulatory or legal requirements, such as, for example, restrictions in the use of foreign currency.
Excess cash flow and the amounts above the working capital requirement are managed by the Finance department that mainly invests the surplus in mutual funds and money market funds by choosing instruments with timely due dates and currencies and proper credit quality and liquidity to provide sufficient margin according to the aforementioned projections.
The Company diversifies its sources of funding between banks and capital markets and is exposed to refinancing risk upon expiry.
Below is the assessment of the Company’s liquidity risk as of December 31, 2025, and 2024:

	As of December 31, 2025	As of December 31, 2024
Current assets	895,540	1,052,271
Current liabilities	1,036,223	1,057,754

Liquidity index	0.864	0.994

The following table includes an analysis of the Company’s financial liabilities grouped according to their maturity dates and considering the remainder period until contractual expiry date as from the date of the financial statements.
The amounts included in the table are no discounted contractual cash flows.

As of December 31, 2025	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	474,582	350,095	824,677
From 1 to 2 years	117,025	454,046	571,071
From 2 to 5 years	30,740	683,057	713,797
Over 5 years	232,922	1,666,879	1,899,801

Total	855,269	3,154,077	4,009,346

As of December 31, 2024	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	545,208	46,224	591,432
From 1 to 2 years	14,453	210,356	224,809
From 2 to 5 years	17,310	404,395	421,705
Over 5 years	5,875	787,592	793,467

Total	582,846	1,448,567	2,031,413